Segmented information - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 3,677,056	$ 3,576,195
United States
Disclosure of geographical areas [line items]
Property, plant and equipment	1,727,982	1,548,165
Egypt
Disclosure of geographical areas [line items]
Property, plant and equipment	617,017	657,961
New Zealand
Disclosure of geographical areas [line items]
Property, plant and equipment	241,581	282,493
Trinidad
Disclosure of geographical areas [line items]
Property, plant and equipment	120,130	146,273
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment	191,010	127,075
Chile
Disclosure of geographical areas [line items]
Property, plant and equipment	124,271	145,892
Waterfront Shipping
Disclosure of geographical areas [line items]
Property, plant and equipment	610,843	602,344
Other
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 44,222	$ 65,992